Computation of Earnings per-share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The following table presents a reconciliation of weighted-average shares used in the calculations of basic and diluted earnings (loss) per share attributable to the Company’s stockholders.

	Years Ended June 30,
	2023	2022	2021
Weighted-average shares (denominator):
Weighted-average shares for basic EPS	51,819	51,768	51,768
Dilutive effect of shares issuable under share-based compensation plans (a)	459	—	—

Weighted-average shares for diluted EPS	52,278	51,768	51,768

Weighted-average anti-dilutive shares (a)	740	—	—

(a)
For Fiscal Years 2022 and 2021, all restricted stock units and stock options were excluded from the above table because there was no stock trading information available to compute dilutive effect of shares issuable under share-based compensation plans under the treasury method in accordance with ASC Topic 260, Earnings Per Share.